Trade receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,217	$ 8,301
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,217	8,301
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,714	7,763
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	150	161
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	118	123
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	102	103
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	77	96
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 149	$ 150